Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2015
Discontinued Operations, Held-for-sale [Member]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale
end of	2Q14
German private banking business (CHF million)
Cash	277
Loans	686
Other assets	16
Total assets held-for-sale	979
Group (CHF million)
Total assets held-for-sale	979
Liabilities held-for-sale
end of	2Q14
German private banking business (CHF million)
Deposits	696
Other liabilities	46
Total liabilities held-for-sale	742
Group (CHF million)
Total liabilities held-for-sale	742

Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2Q14	6M14
Operations-related (CHF million)
Net revenues	12	24
of which German private banking business	12	20
of which CFIG	–	0
Operating expenses	12	28
of which German private banking business	12	26
of which CFIG	–	0
Income tax expense/(benefit)	0	1
of which German private banking business	0	0
of which CFIG	–	0
Income/(loss), net of tax	0	(5)
of which German private banking business	0	(6)
of which CFIG	–	0
Transaction-related (CHF million)
Gain on disposal	–	91
of which CFIG	–	91
Operating expenses	9	41
of which German private banking business	9	35
of which CFIG	–	0
Income tax expense/(benefit)	0	39
of which CFIG	–	42
Income/(loss), net of tax	(9)	11
of which German private banking business	(9)	(35)
of which CFIG	–	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	(9)	6
of which German private banking business	(9)	(41)
of which CFIG	–	49